Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes
	2016	2015

Taxes currently payable
Federal	$916,248	$883,916
State	314,017	320,593
Deferred income taxes	(142,607)	(137,484)

Income tax expense	$1,087,658	$1,067,025

Schedule of reconciliation of income tax expense at the statutory rate to actual income tax expense
	2016	2015

Computed at the statutory rate (34%)	$1,406,093	$1,391,670
Increase (decrease) resulting from
Tax exempt interest	(445,584)	(454,067)
State income taxes, net	184,535	188,690
Increase in cash surrender value	(58,651)	(59,646)
Other	1,265	378

Actual tax expense	$1,087,658	$1,067,025

Tax expense as a percentage of pre-tax income	26.30%	26.07%

Schedule of tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets
	2016	2015
Deferred tax assets
Allowance for loan losses	$1,050,004	$1,015,661
Deferred compensation	1,830,687	1,817,124
Net unrealized loss on available for sale securities	605,970	—
Other	—	29,497
	3,486,661	2,862,282

Deferred tax liabilities
Net unrealized gain on available-for-sale securities	—	(407,145)
Depreciation	(390,787)	(434,043)
Federal Home Loan Bank stock dividends	(48,291)	(147,858)
Prepaid expenses	(65,504)	(56,374)
Mortgage servicing rights	(216,238)	(233,795)
Other	(27,052)	—
	(747,872)	(1,279,215)

Net deferred tax asset	$2,738,789	$1,583,067